August 4, 2006

Securities and Exchange Commission

Attention:  Kim Browning

100 F Street, NE

Washington, DC 20549

Re:	CornerCap Group of Funds

File Nos.	33-3149 and 811-4581

Dear:  Ms. Browning

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective July 28, 2006, do not differ from those filed in the Post-Effective Amendment No. 34 on July 28, 2006, which was filed electronically.

Sincerely,

/s/Tane T. Tyler
Tane T. Tyler
General Counsel
ALPS Mutual Funds Services, Inc.
Administrator to CornerCap Group of Funds